Earnings/(losses) from associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Summary of Earnings (Losses) of Associates

	2024	2023	2022
	£m	£m	£m
Share of profits/(losses) of associates (note 13)	34	25	(60)
Dividends received from nil carrying value associates	2	45	—
Earnings/(losses) from associates	36	70	(60)